Investment Strategy	Aug. 01, 2025
Absolute CEF Opportunities
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Absolute believes that there are important benefits that come from pursuing the Fund’s investment objective by primarily investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) will be investments in publicly traded closed-end funds (“CEFs”), including buying securities issued by CEFs, or selling short CEF securities. The Adviser believes that certain features of CEFs can create significant market inefficiencies, and the Fund will opportunistically pursue investments created by or otherwise related to those inefficiencies. One such market inefficiency relates to differences between the trading price of the shares of a CEF as compared to the net asset value (“NAV”) of the securities and other assets held by that CEF.

The Adviser focuses on relative value and event driven strategies in any given asset class.

A relative value assessment involves identifying securities that the Adviser believes are mispriced relative to their NAV. The Adviser purchases securities that it believes are undervalued and shorts securities that it believes are overvalued. Relative value trades tend to be longer in nature as the Adviser buys long or sells short a CEF when that security is believed to be mispriced. Typically, the Adviser will believe there is a catalyst that will push the price of the security up or down. Some catalysts include dividend changes, activist ownership, interest rate changes, and other market conditions.

An event-driven strategy is when the Adviser opportunistically invests in a security when the Adviser believes an upcoming circumstance or situation has the potential to produce positive returns. Event-driven opportunities tend to be shorter-term in nature. These potential investments are expected to be more dependent on the outcome of special situations or corporate actions related to a CEF. Some of these events include tender offers, rights offerings, fund mergers, and fund liquidations, or fund conversions into an ETF or an open-end fund, among others.

Shorting may be used in two main ways:

1.	Strategically hedge out exposure to a certain sector (i.e., mitigating risk)

2.	As part of its “Event Driven” strategy by shorting a security when the Adviser believes the price will decline based on news, e.g. CEF cuts their dividend, or future event, i.e., a fund is merging into another fund, and as part of its “Relative Value” strategy by shorting a security that the Adviser believes to be overvalued relative to its NAV.

Other Investments

Although the Fund will invest primarily in CEFs, the Adviser may also invest a portion of the Fund’s assets in exchange-traded funds (“ETFs”). The Fund may utilize ETFs to gain market exposure, or as a hedge. ETFs differ from CEFs in that institutional investors can create and redeem shares on a daily basis., and therefore, their share prices are typically very close to NAV.

ABSOLUTE CAPITAL OPPORTUNITIES FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Absolute Investment Advisers, LLC (“Absolute”), the Fund’s investment adviser, will pursue the Fund’s investment objective by allocating Fund assets to a subadviser (the “Subadviser”), who employs a range of specialized investment strategies.

Absolute’s primary responsibility is allocating Fund assets to the Subadviser, whom Absolute believes will provide long-term, risk-adjusted returns. In seeking long-term risk-adjusted returns, Absolute equates risk with a permanent loss of capital and not simply volatility. To this end, Absolute will be responsible for selecting and overseeing the Subadviser. Absolute reviews a range of factors (e.g., investment process) when evaluating the Subadviser. Absolute retains the discretion to invest the Fund’s assets in securities and other instruments directly. Absolute has the discretion to remove the Subadviser or, subject to board approval, add new subadvisers at any time. Under normal circumstances, the Subadviser uses a combination of the following investment strategies:

Opportunistic and Long-Biased Equity Strategies seek to capitalize on undervalued equity securities (common stock, preferred stock, convertible securities, warrants, rights and sponsored or unsponsored American Depositary Receipts (“ADRs”)) or on positive market trends and, therefore, typically invests in a variety of securities markets, industries, company sizes, or U.S. or foreign (in the case of ADRs) geographical areas. Strategies may utilize short sales, options and futures and forward contracts to implement selective hedging and manage risk exposure. The Fund may also invest in pooled investment vehicles, including exchange-traded funds (“ETFs”).

Long/Short Equity or Market Neutral Strategies attempt to neutralize exposure to general domestic market risk by primarily investing in common stocks that are undervalued and short selling stocks that are considered to be overvalued. Strategies may attempt to realize a valuation discrepancy in the relationship between multiple securities (relative value or value arbitrage) or may utilize quantitative factors to measure investment attractiveness among securities. Long/Short Equity includes the broad ability to invest in stocks both long and short. Long exposure to a security means the holder of the position owns the security and will profit if the price of the security increases. A short position generally involves the sale of a security that the Fund has borrowed (but does not own) with the expectation that the price of the security will decrease in value, enabling the Fund to repurchase the security later at the lower price. Longs and shorts may be directly related to one another or independent from each other. Equity Market Neutral is a strategy that commits to maintaining a certain balance of long and shorts. This could mean equal parts long and short to keep the net exposure at or near zero, or it could mean a slightly variable amount long and shorts to keep the strategy’s sensitivity to broad market movements at zero.

Long/Short Hedged Equity Strategies invest in securities believed to be undervalued or offer high growth opportunities while also attempting to minimize overall market risk or take advantage of an anticipated decline in the price of an overvalued company or index by using short sales, futures or options. Strategies may use futures or options to hedge risk, increase or reduce the Fund’s investment exposure or obtain leverage. Leverage is an economic effect resulting from additional investment exposure, which creates the potential for magnified gains or losses. See “Leverage Risk,” below, for more information about the risks of leverage. Hedged Equity refers to a strategy that generally contains a number of long investments, but also certain other securities (cash, shorts, derivatives) designed to mitigate a certain risk(s) embedded in the portfolio’s long positions.

The Fund may focus its investments in securities of a particular sector from time to time, including the Financials Sector and Consumer Discretionary Sector.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in a diversified portfolio of convertible securities issued by both U.S. and foreign companies. These convertible securities are typically debt securities or preferred stocks that can be exchanged for, or convert automatically to, common stock. Convertible arbitrage involves purchasing such a portfolio of convertible securities and hedging the equity risk inherent in such securities by selling short the common stock into which the securities may be converted. The Fund’s convertible arbitrage strategy is intended to offer investors the potential for yield and capital appreciation with less risk than traditional equity indices due to the convertible securities being hedged by shorting the underlying common stock.

In so doing, the Fund is designed to provide investors with a potential source of alternative income and returns from investments in interest and dividend-paying convertible securities and trading based on the pricing inefficiencies of the options embedded in the convertible securities.

Although the Fund may invest in securities of issuers of any market capitalization, the Fund expects to invest primarily in small- and mid-capitalization companies. For these purposes, the Fund considers small capitalization companies to be those with a market capitalization of less than $2 billion at the time of investment and mid-capitalization companies to be those with a market capitalization between $2 billion and $10 billion at the time of investment.

The Fund may also invest in below investment grade securities with individual ratings ranging from BB+ to CCC. The weighted average grade of bonds in the Fund’s portfolio is typically below investment grade. Such “junk bonds” typically are rated Bal or below by Moody’s, BB+ or below by S&P or BBB- or below by Fitch. The Fund may purchase unrated securities if, at the time of purchase, Absolute believes that they are of comparable quality to rated securities that the Fund may purchase.

The Fund may invest, long or short, in securities of issuers of any market capitalization in the U.S. or abroad. The securities in which the Fund typically takes a long position include convertible bonds, such as private placement/ restricted and Rule 144A securities and contingent convertible securities (“CoCos”), which are fixed-income instruments that are convertible into equity if a pre-specified trigger event occurs. As part of its convertible arbitrage strategy, the Fund typically invests in short equity positions against a long convertible position of the same issuer, which may include shorting the common stock of such issuer, or shorting certain exposures to non-U.S. issuers obtained through investments in American Depositary Receipts (“ADRs”). The Fund may also invest in pooled investment vehicles, including other registered investment companies and ETFs, and may utilize treasury futures to manage interest rate risk.

The Fund may focus its investments in securities of a particular sector from time to time, including the Information Technology Sector, Healthcare Sector, Consumer Discretionary Sector, or Industrials Sector.

The Fund may engage in active and frequent trading of portfolio securities.

ABSOLUTE FLEXIBLE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in a diversified portfolio of convertible securities issued by both U.S. and foreign companies. These convertible securities are typically debt securities or preferred stocks that can be exchanged for, or convert automatically to, common stock. The Fund’s strategy generally involves purchasing such a portfolio of convertible securities and, at times, hedging all or a portion of the equity risk inherent in such securities by selling short the common stock into which the securities may be converted. The stock short is referred to as an “equity hedge”.

The Fund’s strategy differs from most convertible arbitrage strategies in that the Fund may own convertible securities outright (unhedged) or with a partial equity hedge (arbitraged), by selling the same company’s underlying common stock short. The degree of hedging with respect to a particular investment, if any, will depend on the equity sensitivity desired by Absolute at that particular time based on market conditions. The Fund’s strategy is intended to offer investors the potential for yield and capital appreciation if the underlying common stock moves higher, with lower volatility than traditional equity indices.

Although the Fund may invest in securities of issuers of any market capitalization, the Fund expects to invest primarily in small- and mid-capitalization companies. For these purposes, the Fund considers small capitalization companies to be those with a market capitalization of less than $2 billion at the time of investment and mid-capitalization companies to be those with a market capitalization between $2 billion and $10 billion at the time of investment. The Fund may focus its investments in securities of a particular sector from time to time, including the Financials Sector and Consumer Discretionary Sector.

The Fund may also invest in below investment grade securities with individual ratings ranging from BB+ to CCC. The weighted average grade of bonds in the Fund’s portfolio is typically below investment grade. Such “junk bonds” typically are rated Bal or below by Moody’s, BB+ or below by S&P or BBB- or below by Fitch. The Fund may purchase unrated securities if, at the time of purchase, Absolute believes that they are of comparable quality to rated securities that the Fund may purchase.

The Fund may invest, long or short, in securities of issuers of any market capitalization in the U.S. or abroad. The securities in which the Fund typically takes a long position include convertible bonds, such as private placement/ restricted and Rule 144A securities and contingent convertible securities (“CoCos”), which are fixed-income instruments that are convertible into equity if a pre-specified trigger event occurs. As part of its strategy, the Fund may invest in short equity positions against a long convertible position of the same issuer, which may include shorting the common stock of such issuer, or shorting certain exposures to non-U.S. issuers obtained through investments in American Depositary Receipts (“ADRs”). The Fund may also invest in pooled investment vehicles, including other registered investment companies and ETFs, and may utilize treasury futures to manage interest rate risk.

The Fund may engage in active and frequent trading of portfolio securities.